Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Changes in Carrying Amount of Right-of-use Assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2024 and 2023, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2022	83,597	1,046	84,643
Additions	7,056	633	7,689
Disposals	(609)	(766)	(1,375)
Adjustments due to remeasurements	584	—	584
Adjustments due to modifications	11,867	—	11,867
Effect of translation adjustments	(903)	(6)	(909)
Cost as at December 31, 2023	101,592	907	102,499
Additions	4,861	353	5,214
Disposals	(10,329)	(103)	(10,432)
Adjustments due to remeasurements	22	—	22
Adjustments due to modifications	182	93	275
Effect of translation adjustments	3,228	11	3,239
Cost as at December 31, 2024	99,556	1,261	100,817

Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)
Depreciation	(11,887)	(134)	(12,021)
Disposals	485	766	1,251
Impairment loss	75	—	75
Adjustments due to remeasurements	3	—	3
Adjustments due to modifications	—	—	—
Effect of translation adjustments	449	6	455
Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)
Depreciation	(10,372)	(271)	(10,643)
Disposals	8,299	103	8,402
Impairment loss	(458)	—	(458)
Adjustments due to remeasurements	—	—	—
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(1,673)	(12)	(1,685)
Accumulated depreciation and impairment loss as at Dec. 31, 2024	(55,890)	(549)	(56,439)

Net book value as at December 31, 2022	42,786	39	42,825
Net book value as at December 31, 2023	49,906	538	50,444
Net book value as at December 31, 2024	43,666	712	44,378

Summary of Breakdown of Right-of-use Assets Based on Geographical Location

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/24	31/12/23
United States of America	21,810	25,901
Italy	12,008	12,523
Spain	1,424	2,548
United Kingdom	4,591	6,126
China	2,923	417
Others	1,622	2,929
Total	44,378	50,444

Summary of amounts recognized in statement of net income loss

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Depreciation charge of right-of-use assets	10,643	12,021	11,834
Interest on lease liabilities	3,810	3,090	2,877
Expenses relating to short-term leases	1,970	2,326	1,465
Expenses relating to leases of low-value assets, excluding short-term leases	156	133	125
Covid-19 rent concessions	—	—	(635)
Total	16,579	17,570	15,666